Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	REGULATORY ASSETS AND LIABILITIES

($ millions)	2025	2024
Regulatory assets
Deferred income taxes (Note 3)	2,424	2,248
Deferred energy management costs (1)	701	591
Rate stabilization and related accounts (2)	552	453
Employee future benefits (Notes 3 and 24)	192	235
Deferred lease costs (3)	145	142
Derivatives (Notes 3 and 26)	135	175
Deferred restoration costs (4)	109	133
Manufactured gas plant site remediation deferral (Note 16)	84	82
Business development deposit tax (5)	58	18
Generation early retirement costs (6)	49	66
Meter cost recovery (7)	37	—
Renewable natural gas account (8)	28	58
Other regulatory assets (9)	508	430
Total regulatory assets	5,022	4,631
Less: Current portion	(915)	(823)
Long-term regulatory assets	4,107	3,808

($ millions)	2025	2024
Regulatory liabilities
Future cost of removal (Note 3)	1,853	1,728
Deferred income taxes (Note 3)	1,349	1,329
Employee future benefits (Notes 3 and 24)	467	459
Rate stabilization and related accounts (2)	183	208
Renewable energy surcharge (10)	164	155
Energy efficiency liability (11)	68	88
Electric and gas moderator account (12)	36	61
AESO charges deferral (13)	5	58
Other regulatory liabilities (9)	137	205
Total regulatory liabilities	4,262	4,291
Less: Current portion	(452)	(595)
Long-term regulatory liabilities	3,810	3,696
(1)    Deferred Energy Management Costs: Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from one to 10 years.

(2)    Rate Stabilization and Related Accounts: Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact of reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 5).

(3)    Deferred Lease Costs: Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 15). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(4)    Deferred Restoration Costs: Incremental costs incurred at Central Hudson and Maritime Electric associated with restoration activities due to significant weather events. Incremental costs incurred in excess of that collected in customer rates at Central Hudson are recovered through rate stabilization accounts. The form and recovery period for Maritime Electric will be determined by the regulator.

(5)    Business Development Deposit Tax: Relates to the recognition of temporary tax impacts associated with deposits received from Woodfibre LNG related to future capital expenditures for the Eagle Mountain Pipeline project. As capital expenditures related to the deposits are incurred, the corresponding deferred tax amounts will reverse.

(6)    Generation Early Retirement Costs: Includes costs at TEP associated with the retirement of the Navajo Generating Station ("Navajo"), Sundt Generating Facility Units 1 and 2, and the San Juan Generating Station ("San Juan"), as approved for recovery by its regulator.

(7)    Meter Cost Recovery: The meter cost recovery deferral primarily captures the net book value of FortisBC Energy's meters that have been removed from service as they are replaced by advanced metering infrastructure meters. The balance is to be recovered from customers over five years.

(8)    Renewable Natural Gas Account: Reflects the variance between costs incurred to procure consumable biomethane gas and the related revenue recovered in customer rates. The difference is generally refunded or recovered from customers within one year.

(9)    Other Regulatory Assets and Liabilities: Comprised of regulatory assets and liabilities individually less than $50 million.

(10)    Renewable Energy Surcharge: Under the ACC's Renewable Energy Standard ("RES"), UNS Energy was required to increase its use of renewable energy each year until it represented at least 15% of its total annual retail energy requirements. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("RECs"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 9) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are utilized for RES compliance, energy supply costs and revenue are recognized in an equal amount.

(11)    Energy Efficiency Liability: The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

(12)    Electric and Gas Moderator Account: As part of past general rate applications at Central Hudson, certain regulatory assets and liabilities were offset and included in the electric and gas moderator account, which will be used for future customer rate moderation.
(13) AESO Charges Deferral: Relates to differences in revenue collected and amounts incurred for transmission-related items at FortisAlberta that are expected to be collected or refunded in customer rates.